NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission                                             November 29, 2018

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust - Astor Dynamic Allocation Fund

    Astro Macro Alternative Fund

    Astor Sector Allocation Fund

Post-Effective Amendment No. 1,139 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Astor Dynamic Allocation Fund, Astro Macro Alternative Fund and Astro Sector Allocation Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Astor Dynamic Allocation Fund	1139	0001580642-18-005605	November 27, 2018
Astro Macro Alternative Fund	1139	0001580642-18-005605	November 27, 2018
Astro Sector Allocation Fund	1139	0001580642-18-005605	November 27, 2018

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Secretary